SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8010 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title:    Chairman & Chief Executive Officer
Phone:  (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			July 18, 2008
    [Signature]			 [City, State]			          [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:	113

Form 13F Information Table Value Total:	186,692
			   (thousands)

FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------
Abbott Laboratories  Common         002824100     2,963     55,930 SOLE                 54,125             1,805
Accenture LTD - CL A Class A        G1150G111       240      5,900 SOLE                  5,900                 0
Airgas Inc           Common         009363102     1,409     24,135 SOLE                 23,710               425
Akamai Technologies ICommon         00971T101     2,839     81,605 SOLE                 78,280             3,325
Allergan, Inc        Common         018490102       510      9,800 SOLE                  9,200               600
American Intl Grp    Common         026874107     1,786     67,480 SOLE                 64,605             2,875
Amphenol Corp.       Class A        032095101     1,589     35,400 SOLE                 34,350             1,050
Anadarko Petroleum   Common         032511107       337      4,500 SOLE                  4,300               200
Anchor BanCorp. WI   Common         032839102       113     16,145 SOLE                 16,145                 0
Apple Computer Inc   Common         037833100     1,099      6,565 SOLE                  6,205               360
Applied Materials    Common         038222105       866     45,360 SOLE                 44,870               490
Archer-Daniels       Common         039483102       695     20,605 SOLE                 20,480               125
Arris Group Inc      Common         04269Q100     2,389    282,730 SOLE                273,430             9,300
Autodesk Inc         Common         052769106     1,390     41,120 SOLE                 38,470             2,650
B.J. Services        Common         055482103       487     15,250 SOLE                 14,350               900
Brookfield Asset Mgm CL A Ltd Vt SH 112585104     1,276     39,228 SOLE                 38,629               599
Cameco Corp          Common         13321l108     3,867     90,208 SOLE                 87,693             2,515
Carnival Corp        Paired CTF     14149Y108     1,010     19,575 SOLE                 18,925               650
Celgene Corp         Common         151020104     1,647     25,785 SOLE                 25,110               675
Cerner Corp          Common         156782104     1,353     29,950 SOLE                 28,220             1,730
Chevron Corp         Common         166764100       282      2,847 SOLE                  2,847                 0
Cisco Systems Inc    Common         17275R102     6,647    285,775 SOLE                276,525             9,250
Coca Cola Co.        Common         191216100       485      9,325 SOLE                  9,325                 0
Colgate Palmolive    Common         194162103     1,241     17,955 SOLE                 17,605               350
Comcast Corp.        Class A        20030N101     2,931    154,513 SOLE                151,488             3,025
Conocophillips       Common         20825C104     2,814     29,816 SOLE                 28,191             1,625
Costco Wholesale     Common         22160K105     2,343     33,400 SOLE                 33,125               275
D S T Systems        Common         233326107     1,552     28,195 SOLE                 27,470               725
Du Pont E I De Nemou Common         263534109     1,818     42,380 SOLE                 41,430               950
Duff & Phelps Utils  Common         23325P104       125     12,000 SOLE                 12,000                 0
Dun & Bradstreet     Common         26483E100     1,188     13,550 SOLE                 13,450               100
Ebay Inc             Common         278642103       450     16,475 SOLE                 16,475                 0
El Paso Corp.        Common         28336L109       989     45,515 SOLE                 40,165             5,350
EMC Corporation      Common         268648102     4,187    284,990 SOLE                278,165             6,825
Exxon Mobil          Common         30231G102       808      9,166 SOLE                  8,734               432
Fannie Mae           Common         313586109     1,529     78,350 SOLE                 76,475             1,875
Genentech Inc.       Common         368710406     2,892     38,105 SOLE                 36,635             1,470
General Electric     Common         369604103     5,080    190,343 SOLE                183,744             6,599
Google Inc.          Class A        38259P508     1,045      1,985 SOLE                  1,710               275
Halliburton Co.      Common         406216101       222      4,175 SOLE                  4,175                 0
Hercules Offshore    Common         427093109     2,277     59,900 SOLE                 58,350             1,550
Home Depot, Inc.     Common         437076102       487     20,784 SOLE                 20,784                 0
Honeywell Intl       Common         438516106     2,427     48,275 SOLE                 46,700             1,575
Imclone Systems Inc  Common         45245W109       806     19,915 SOLE                 18,440             1,475
Intel Corp.          Common         458140100     4,770    222,078 SOLE                215,928             6,150
Intl Game Tech.      Common         459902102       214      8,560 SOLE                  8,360               200
Ishares Fund         MSCI Eafe Idx  464287465     2,584     37,625 SOLE                 36,205             1,420
Ishares Fund         MSCI Emerg Mkt 464287234     3,810     28,070 SOLE                 27,065             1,005
Ishares Fund         MSCI Emu Index 464286608     1,378     14,065 SOLE                 13,260               805
Ishares Index        MSCI Japan     464286848     2,592    207,820 SOLE                203,020             4,800
Ishares Index        MSCI Pac J Idx 464286665       433      3,180 SOLE                  2,980               200
Ishares Index        MSCI Utd KingD 464286699     1,397     67,435 SOLE                 63,725             3,710
Ishares Trust        Nasdq Bio Indx 464287556     1,586     20,640 SOLE                 20,640                 0
Ishares Trust        russell 1000 gr464287614       233      4,210 SOLE                  4,210                 0
Ishares Index        Russell 1000 Va464287598     2,144     31,050 SOLE                 29,915             1,135
Ishares Index Fund   Russell 2000   464287655     1,187     17,185 SOLE                 16,985               200
Ishares Value Fund   Rusl 2000 Valu 464287630       815     12,790 SOLE                 11,975               815
Ishares Midcap       Russell Mcp Vl 464287473     3,858     29,990 SOLE                 29,320               670
Ishares Fund         S&P Gbl Hlthcr 464287325     1,667     32,330 SOLE                 31,095             1,235
Johnson & Johnson    Common         478160104     2,193     34,079 SOLE                 34,079                 0
JP Morgan Securities Common         46625H100       866     25,227 SOLE                 24,527               700
KBW Regional Banking ETF            78464A698     1,275     47,875 SOLE                 45,985             1,890
Kinder Morgan Mgmt   SHS            49455U100     3,428     63,662 SOLE                 61,947             1,715
Kohls Corp           Common         500255104     2,364     59,050 SOLE                 56,895             2,155
Kraft Foods Inc      Class A        50075N104     1,024     35,983 SOLE                 34,358             1,625
L 3 Communications   Common         502424104       752      8,275 SOLE                  8,275                 0
Lauder, Estee Co.    Class A        518439104       226      4,875 SOLE                      0             4,875
Lowes Cos. Inc.      Common         548661107       529     25,475 SOLE                 25,475                 0
Marathon Oil Corp    Common         565849106       554     10,680 SOLE                 10,500               180
Marshall & Ilsley    Common         571837103       288     18,793 SOLE                 18,793                 0
Medtronic Inc        Common         585055106     4,700     90,825 SOLE                 88,120             2,705
Microsoft Corp.      Common         594918104     6,563    238,580 SOLE                230,230             8,350
Monster Worldwide    Common         611742107       958     46,500 SOLE                 45,100             1,400
NetApp Inc           Common         64110D104       394     18,205 SOLE                 15,755             2,450
NII Holdings Inc     Class B New    62913F201     3,353     70,605 SOLE                 68,265             2,340
Northern Trust       Common         665859104       498      7,260 SOLE                  7,185                75
Novartis             Sponsored ADR  66987V109     3,714     67,485 SOLE                 65,385             2,100
NYSE Euronext        Common         629491101     2,126     41,960 SOLE                 40,820             1,140
Pepsico, Inc.        Common         713448108     2,511     39,494 SOLE                 38,144             1,350
Petroleo Brasileiro  Sponsored ADR  71654V408     1,881     26,560 SOLE                 26,560                 0
Pfizer, Inc.         Common         717081103       238     13,600 SOLE                 13,600                 0
Plains Exploration   Common         726505100       974     13,345 SOLE                 13,215               130
Powershares Cleantec Cleantech Port 73935X278       649     19,535 SOLE                 19,185               350
Powershares Insured  Insur Natl Mun 73936t474       916     38,575 SOLE                 38,575                 0
Powershares Listed P Prvt Eqty Port 73935X195     2,448    143,185 SOLE                140,785             2,400
Powershares ETF Trus Water Resource 73935X575     3,262    157,495 SOLE                152,670             4,825
Praxair Inc.         Common         74005P104       240      2,550 SOLE                  2,250               300
Precision Castparts  Common         740189105     3,425     35,544 SOLE                 34,914               630
Proctor & Gamble     Common         742718109     2,843     46,745 SOLE                 45,570             1,175
Qualcomm Inc.        Common         747525103     2,790     62,890 SOLE                 61,615             1,275
Quest Diagonstics    Common         74834L100     2,097     43,260 SOLE                 42,485               775
Rockwell Automation  Common         773903109       353      8,080 SOLE                  7,555               525
Roper Industries     Common         776696106       292      4,425 SOLE                  3,525               900
San Disk Corp        Common         80004C101     1,274     68,155 SOLE                 66,455             1,700
Schlumberger LTD     Common         806857108       387      3,600 SOLE                  3,600                 0
Sepracor Inc.        Common         817315104     2,535    127,240 SOLE                124,085             3,155
Spdr & S&P Biotech   S&P Biotech    78464a870       559      9,710 SOLE                  8,910               800
St Jude Medical      Common         790849103       777     19,000 SOLE                 19,000                 0
Staples Inc          Common         855030102       903     38,025 SOLE                 36,350             1,675
Starbucks Corp       Common         855244109     2,234    141,900 SOLE                138,275             3,625
Sycamore Networks    Common         871206108       712    221,150 SOLE                221,150                 0
Synopsys Inc         Common         871607107       303     12,675 SOLE                 10,775             1,900
Terex Corp           Common         880779103     1,515     29,485 SOLE                 28,710               775
Thermo Fisher Scient Common         883556102     1,031     18,500 SOLE                 17,250             1,250
Time Warner Inc      Common         88732J108     1,374     51,875 SOLE                 49,750             2,125
Tomotherapy Inc.     Common         890088107     2,339    261,965 SOLE                252,990             8,975
Transocean Inc       Common         G90073100     2,717     17,831 SOLE                 17,341               490
Trinity Industries   Common         896522109       404     11,650 SOLE                 10,250             1,400
UnitedHealth Group   Common         91324P102       749     28,525 SOLE                 27,375             1,150
Walgreen Company     Common         931422109     2,903     89,293 SOLE                 86,293             3,000
Walmart Stores Inc   Common         931142103       268      4,765 SOLE                  4,765                 0
Whirlpool Corp       Common         963320106       219      3,550 SOLE                      0             3,550
Wyndham Worldwide    Common         98310W108     1,607     89,725 SOLE                 86,200             3,525

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